Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements and Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Partnership’s assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

December 31, 2014	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	12,491,366	–	n/a	12,491,366
Forwards	742,680	1,765,921	n/a	2,508,601
Total Assets	13,234,046	1,765,921	n/a	14,999,967

Liabilities
Futures	2,280,167	–	n/a	2,280,167
Forwards	1,349,955	280,464	n/a	1,630,419
Total Liabilities	3,630,122	280,464	n/a	3,910,586

Unrealized currency loss				(97,932)

*Net fair value	9,603,924	1,485,457	n/a	10,991,449

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	10,656,264	–	n/a	10,656,264
Forwards	–	2,817,116	n/a	2,817,116
Total Assets	10,656,264	2,817,116	n/a	13,473,380

Liabilities
Futures	4,814,486	–	n/a	4,814,486
Forwards	–	359,643	n/a	359,643
Total Liabilities	4,814,486	359,643	n/a	5,174,129

Unrealized currency loss				(284,357)

*Net fair value	5,841,778	2,457,473	n/a	8,014,894

*	This amount comprises of the “Net unrealized gain on open contracts” on the Statements of Financial Condition.